Note 6 - Other Assets (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Accounts receivable	$5,710	$3,858	$3,177
Prepaid expenses and other	21,517	22,130	21,682
Property and equipment	24,239	6,536	6,687
Right-of-use assets	2,909	3,427	3,602
Deferred income tax asset	2,251	4,058	2,641
Interest rate swap (note 12)	150	1,517	1,118
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,495	2,791	2,889

	$65,978	$51,024	$48,503